CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 108,027	$ 115,489	$ 29,676
Accounts receivable, net of allowance	843,066	871,132	1,004,095
Inventory, net of reserve	2,376,072	2,307,413	2,041,675
Notes receivable	43,201	40,601	9,400
Investment	100	75
Other current assets			885
Total current assets	3,370,466	3,334,710	3,085,731
Property and equipment, net	2,628,691	2,684,299	2,083,080
Intangible asset, net
Deferred tax asset	7,776	7,776	20,638
Total assets	6,006,933	6,026,785	5,189,449
Current liabilities
Accounts payable and accrued expenses	1,100,151	1,139,681	1,223,488
Notes payable (current portion)	138,031	130,905	146,110
Notes payable related party (current portion)	50,083	62,151	63,635
Bank line of credit	834,591	839,591	839,591
Interest rate swap contract	14,708	1,724	48,836
Other liabilities	150,263	76,971	69,146
Total current liabilities	2,287,827	2,251,023	2,390,806
Other liabilities
Notes payable	833,267	900,761	986,916
Notes payable (related party)	1,606,865	1,614,952	1,653,517
Total other liabilities	2,440,132	2,515,713	2,640,433
Total liabilities	4,727,959	4,766,736	5,031,239
Stockholders' equity (deficit)
Preferred stock, $0.001 par value; 10,000,000 shares authorized, no shares issued
Common stock, $0.001 par value; 200,000,000 shares authorized, 37,199,040 shares issued and outstanding as of June 30, 2013 and 37,040,000 and 36,000,000 shares issued and outstanding as of December 31, 2012 and December 31, 2011	37,199	37,074	36,000
Subscription receivable			(672,715)
Accumulated other comprehensive loss	(14,708)	(1,724)	(48,836)
Additional paid-in capital	1,203,392	1,175,079	853,941
Retained earnings (accumulatd deficit)	53,091	49,620	(10,180)
Total stockholders' equity (deficit)	1,278,974	1,260,049	158,210
Total liabilities and stockholders' equity (deficit)	$ 6,006,933	$ 6,026,785	$ 5,189,449